VIRTUS Vontobel Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—98.4%
Communication Services—15.5%
Autohome, Inc. ADR (China)	1,035,731	$66,245
NAVER Corp. (South Korea)	608,998	225,775
NCSoft Corp. (South Korea)	46,316	33,725
NetEase, Inc. (China)	5,060,913	114,655
NetEase, Inc. ADR (China)	651,221	75,053
Telekom Indonesia Persero Tbk PT (Indonesia)	472,046,113	102,548
Tencent Holdings Ltd. (China)	4,856,997	365,324
		983,325

Consumer Discretionary—16.0%
Alibaba Group Holding Ltd. (China)(1)	4,796,941	135,920
Baozun, Inc. Sponsored ADR (China)(1)	1,041,923	36,926
China Tourism Group Duty Free Corp. Ltd. Class A (China)	2,774,076	128,841
Eicher Motors Ltd. (India)(1)	1,637,772	58,856
Lojas Renner S.A. (Brazil)	7,699,564	68,856
Meituan Class B (China)(1)	1,685,849	69,568
Naspers Ltd. Class N (South Africa)	750,274	157,525
Shenzhou International Group Holdings Ltd. (China)	1,073,060	27,102
Yum China Holdings, Inc. (China)	3,065,151	203,066
Yum China Holdings, Inc. (China)	1,945,376	126,906
		1,013,566

Consumer Staples—16.3%
Budweiser Brewing Co. APAC Ltd. (Hong Kong)	47,476,153	149,810
Chacha Food Co., Ltd. Class A (China)	8,863,480	59,122
CP ALL PCL (Thailand)	54,836,472	102,658
Fomento Economico Mexicano SAB de C.V. Sponsored ADR (Mexico)	1,153,028	97,442
Foshan Haitian Flavouring & Food Co., Ltd. Class A (China)	3,242,988	64,720
LG Household & Health Care Ltd. (South Korea)	70,687	110,599
Toly Bread Co., Ltd. Class A (China)	14,323,971	69,165
Unilever plc (United Kingdom)	1,467,753	85,914
Vietnam Dairy Products JSC (Vietnam)	6,004,842	23,585
Vitasoy International Holdings Ltd. (Hong Kong)	9,126,134	33,910
Wal-Mart de Mexico SAB de C.V. (Mexico)	27,066,269	88,406
Wuliangye Yibin Co., Ltd. Class A (China)	3,269,504	150,733
		1,036,064

Financials—12.8%
B3 SA - Brasil Bolsa Balcao (Brazil)	14,219,505	47,886
Bank Central Asia Tbk PT (Indonesia)	36,083,536	74,967
Bank Rakyat Persero Tbk PT (Indonesia)	377,293,167	102,520
Credicorp Ltd. (Peru)(1)	471,507	57,104
HDFC Bank Ltd. (India)	2,552,313	51,434
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	850,388	50,688
Housing Development Finance Corp., Ltd. (India)	3,430,031	114,223
Kotak Mahindra Bank Ltd. (India)(1)	2,774,979	63,685
Public Bank Bhd (Malaysia)	73,830,008	73,092
United Overseas Bank Ltd. (Singapore)	6,427,921	123,425
XP, Inc. Class A (Brazil)(1)	1,175,772	51,205
		810,229

Health Care—1.1%
Notre Dame Intermedica Participacoes SA (Brazil)	3,969,481	67,916
	Shares	Value

Industrials—4.4%
Airports of Thailand PCL (Thailand)	34,467,653	$66,677
BOC Aviation Ltd. (Singapore)	2,742,155	23,133
MTR Corp., Ltd. (Hong Kong)	5,769,326	32,138
Shanghai International Airport Co., Ltd. Class A (China)	4,276,940	31,858
Shanghai M&G Stationery, Inc. Class A (China)	6,674,508	87,348
Techtronic Industries Co., Ltd. (Hong Kong)	2,033,047	35,506
		276,660

Information Technology—30.4%
Accton Technology Corp. (Taiwan)	2,837,890	33,663
HCL Technologies Ltd. (India)	20,606,908	272,661
Hundsun Technologies, Inc. Class A (China)	6,299,946	90,919
Largan Precision Co., Ltd. (Taiwan)	332,422	36,986
Realtek Semiconductor Corp. (Taiwan)	3,586,817	65,010
Samsung Electronics Co., Ltd. (South Korea)	3,783,715	271,141
SK Hynix, Inc. (South Korea)	3,206,851	363,072
Sunny Optical Technology Group Co., Ltd. (China)	2,430,049	76,805
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	20,219,557	431,786
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	589,748	70,864
Tata Consultancy Services Ltd. (India)	3,289,672	148,075
Win Semiconductors Corp. (Taiwan)	4,872,105	65,573
		1,926,555

Utilities—1.9%
ENN Energy Holdings Ltd. (China)	6,257,153	119,110
Total Common Stocks (Identified Cost $4,912,428)		6,233,425

Total Long-Term Investments—98.4% (Identified Cost $4,912,428)		6,233,425

Short-Term Investment—1.2%
Money Market Mutual Fund—1.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	76,007,978	76,008
Total Short-Term Investment (Identified Cost $76,008)		76,008

TOTAL INVESTMENTS—99.6% (Identified Cost $4,988,436)		$6,309,433
Other assets and liabilities, net—0.4%		24,653
NET ASSETS—100.0%		$6,334,086

Abbreviations:
ADR	American Depositary Receipt
JSC	Joint Stock Company

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
See Notes to Schedule of Investments

VIRTUS Vontobel Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
Country Weightings†
China	32%
South Korea	16
Taiwan	12
India	11
Hong Kong	6
Indonesia	4
Brazil	4
Other	15
Total	100%
† % of total investments as of June 30, 2021.
The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$6,233,425	$6,233,425
Money Market Mutual Fund	76,008	76,008
Total Investments	$6,309,433	$6,309,433
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2021.
There were no transfers into or out of Level 3 related to securities held at June 30, 2021.
See Notes to Schedule of Investments

VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depository Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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